Leases (Details) - Schedule of Supplemental Cash Flow Information Related to Leases - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Supplemental Cash Flow Information Related To Leases Abstract
Cash paid for amounts included in lease liabilities	$ 170,898	$ 108,832
Right-of-use assets obtained in exchange for operating lease liabilities, net		$ 75,378